Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A
Accumulated Value	$ 9,550	$ 9,452	$ 9,358	$ 9,934	$ 10,232	$ 9,165	$ 12,292	$ 12,857	$ 12,569	$ 13,397	$ 14,924
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C
Accumulated Value	10,000	9,826	9,667	10,192	10,432	9,279	12,368	12,850	12,478	13,224	$ 14,621
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	100,000	99,194	98,633	104,944	108,516	97,574	131,376	137,816	135,252	144,574	$ 161,598
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	10,000	9,885	9,783	10,352	10,648	9,524	12,763	13,316	13,001	13,834	$ 15,398
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name											Class Z
Accumulated Value	10,000	9,930	9,874	10,507	10,865	9,756	13,144	13,790	13,533	14,467	$ 16,175
Class A - Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Benchmark1
Accumulated Value	10,000	9,960	10,110	10,880	11,166	9,946	13,086	13,482	13,182	13,993	$ 15,543
Class C - Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Benchmark1
Accumulated Value	10,000	9,960	10,110	10,880	11,166	9,946	13,086	13,482	13,182	13,993	$ 15,543
Class I - Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Benchmark1
Accumulated Value	100,000	99,598	101,105	108,803	111,660	99,463	130,859	134,821	131,818	139,927	$ 155,431
Class R - Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Benchmark1
Accumulated Value	10,000	9,960	10,110	10,880	11,166	9,946	13,086	13,482	13,182	13,993	$ 15,543
Class Z - Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Benchmark1
Accumulated Value	10,000	9,960	10,110	10,880	11,166	9,946	13,086	13,482	13,182	13,993	$ 15,543
Class A - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	9,722	11,491	12,765	13,573	13,959	19,409	16,626	19,704	23,683	$ 27,533
Class C - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	9,722	11,491	12,765	13,573	13,959	19,409	16,626	19,704	23,683	$ 27,533
Class I - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	100,000	97,220	114,910	127,651	135,732	139,591	194,094	166,265	197,041	236,828	$ 275,332
Class R - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	9,722	11,491	12,765	13,573	13,959	19,409	16,626	19,704	23,683	$ 27,533
Class Z - MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	$ 10,000	$ 9,722	$ 11,491	$ 12,765	$ 13,573	$ 13,959	$ 19,409	$ 16,626	$ 19,704	$ 23,683	$ 27,533